RESTATEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RESTATEMENTS [Abstract]
RESTATEMENTS

NOTE 6 - RESTATEMENTS

On September 12, 2014, the Company determined that the assets acquired from World Moto in 2012 should be recorded at the transferors' historical cost basis because the Company's new shareholders obtained control of the Company as of the acquisition date, with an overall ownership percentage of approximately 60%. The Company also determined that the shares issued to the new shareholders should be recorded at their fair value as stock-based compensation because of this nonmonetary transaction. The financial statements as of June 30, 2014 and December 31, 2013 and for six months ended June 30, 2014 and 2013 were restated by the Company to reflect the following adjustments:

1.	To remove the intangible assets initially capitalized by the Company at fair value of common stock issued to the new shareholders;

2.	To record the fair value of the shares issued to the new shareholders as stock-based compensation expense;

3.	To remove the amortization expense previously recorded for the intangible assets.

The impact of the restatements on the Balance Sheet as of December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	191,615	(191,615)	-
Total assets	421,148	(191,615)	229,533

Accumulated deficit	(1,249,780)	(191,615)	(1,441,395)
Total stockholders' equity	358,666	(191,615)	167,051
Total liabilities and stockholders' equity	421,148	(191,615)	229,533

The impact of the restatements on the Balance Sheet as of June 30, 2014 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	171,978	(171,978)	-
Total assets	377,944	(171,978)	205,966

Accumulated deficit	(2,023,458)	(171,978)	(2,195,436)
Total stockholders' equity	(418,653)	(171,978)	(590,631)
Total liabilities and stockholders' equity	377,944	(171,978)	205,966

The impact of the restatements on the Statement of Operations for the three months ended June 30, 2013 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	196,543	(9,873)	186,670
Total operating expense	196,543	(9,873)	186,670
Loss from operations	196,543	(9,873)	186,670
Net loss	(196,270)	9,873	(186,397)
Total comprehensive loss	(193,635)	9,873	(183,762)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations for the six months ended June 30, 2013 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	404,421	(19,637)	384,784
Total operating expense	404,421	(19,637)	384,784
Loss from operations	404,421	(19,637)	384,784
Net loss	(399,875)	19,637	(380,238)
Total comprehensive loss	(397,240)	19,637	(377,603)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations for the six months ended June 30, 2013 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(399,875)	19,637	(380,238)
Depreciation and amortization	19,724	(19,637)	87

The impact of the restatements on the Statement of Operations for the three months ended June 30, 2014 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	243,596	(9,873)	233,723
Total operating expense	370,186	(9,873)	360,313
Loss from operations	370,186	(9,873)	360,313
Net loss	(503,663)	9,873	(493,790)
Total comprehensive loss	(504,432)	9,873	(494,559)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations for the six months ended June 30, 2014 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	392,371	(19,637)	372,734
Total operating expense	640,067	(19,637)	620,430
Loss from operations	640,067	(19,637)	620,430
Net loss	(773,678)	19,637	(754,041)
Total comprehensive loss	(775,420)	19,637	(755,783)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations for the six months ended June 30, 2014 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(773,678)	19,637	(754,041)
Depreciation and amortization	23,498	(19,637)	3,861

NOTE 10 - RESTATEMENTS

On September 12, 2014, the Company determined that the assets acquired from World Moto in 2012 should be recorded at the transferors' historical cost basis because the Company's new shareholders obtained control of the Company as of the acquisition date, with an overall ownership percentage of approximately 60%. The Company also determined that the shares issued to the new shareholders should be recorded at their fair value as stock-based compensation because of this nonmonetary transaction. The financial statements for years ended December 31, 2013 and 2012 and for the period from March 24, 2008 (inception) through December 31, 2013 were restated by the Company to reflect the following adjustments:

1.	To remove the intangible assets initially capitalized by the Company at fair value of common stock issued to the new shareholders;
2.	To record the fair value of the shares issued to the new shareholders as stock-based compensation expense;
3.	To remove the amortization expense previously recorded for the intangible assets.

The impact of the restatements on the Balance Sheet as of December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	191,615	(191,615)	-
Total assets	421,148	(191,615)	229,533

Accumulated deficit	(1,249,780)	(191,615)	(1,441,395)
Total stockholders' equity	358,666	(191,615)	167,051
Total liabilities and stockholders' equity	421,148	(191,615)	229,533

The impact of the restatements on the Statement of Operations for the year ended December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	588,914	(39,599)	549,315
Total operating expense	954,824	(39,599)	915,225
Loss from operations	(954,824)	39,599	(915,225)
Net loss	(950,117)	39,599	(910,518)
Total comprehensive loss	(948,218)	39,599	(908,619)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Cash Flows for the year ended December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(950,117)	39,599	(910,518)
Depreciation and amortization	41,829	(39,599)	2,230

The impact of the restatements on the Balance Sheet as of December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	231,214	(231,214)	-
Total assets	309,040	(231,214)	77,826

Accumulated deficit	(299,663)	(231,214)	(530,877)
Total stockholders' equity	306,884	(231,214)	75,670
Total liabilities and stockholders' equity	309,040	(231,214)	77,826

The impact of the restatements on the Statement of Operations for the year ended December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	176,643	231,214	407,857
Total operating expense	227,562	231,214	458,776
Loss from operations	(227,562)	(231,214)	(458,776)
Net loss	(227,562)	(231,214)	(458,776)
Total comprehensive loss	227,562	(231,214)	(3,652)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Cash Flows for the year ended December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(227,562)	(231,214)	(458,776)
Depreciation and amortization	6,535	(5,100)	1,435
Shares issued for services	25,000	236,314	261,314